Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 61,783	$ 112,572
Money market funds	667,542	876,126
Other cash equivalents	394,296	663,287
Cash and cash equivalents	$ 1,123,621	$ 1,651,985	$ 1,603,067